SHAREHOLDERS' EQUITY (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended			1 Months Ended
	Nov. 26, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jan. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total intrinsic value of options exercised during the period		$ 2,881	$ 1,244	$ 1,170
Unrecognized compensation costs related to non-vested share-based compensation		3,506
Unrecognized compensation cost, period for recognition		3 years
Statement [Line Items]
Shares issued during period, issued for cash	2,852,000
Purchase price per share	$ 7.00
Issuance of common shares, net of issuance expenses	18,000		17,956
Number of ordinary shares called by warrants		27,582
Exercise price		$ 0.48
Proceeds from exercise of warrants		$ 38
Exercise of over-allotment option [Member]
Statement [Line Items]
Shares issued during period, issued for cash	372,000
Warrant [Member]
Statement [Line Items]
Exercise of warrants, shares		78,828
Stock Option Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of options, as a percent of fair market value of ordinary shares		100.00%
Purchase price of common stock, for 10% or greater interest shareholders, expressed as a percentage of its fair market value.		110.00%
Number of ordinary shares reserved for issuance in stock option plans		3,250,625
Additional number of ordinary shares reserved for issuance in stock option plans					50,000
Options available for future grants		50,845
Non Qualified Options [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of options, as a percent of fair market value of ordinary shares		75.00%